Net debt	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Net debt
30. Net debt

	Listing exchange	2022 £m	2021 £m

Current assets:

Liquid investments		67	61

Cash and cash equivalents		3,723	4,274

		3,790	4,335

Short-term borrowings:

Commercial paper		(1,191)	(252)

Bank loans, overdrafts and other		(448)	(550)

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,483)

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,113)

0.125% € European Medium Term Note 2023	London Stock Exchange	(665)	–

0.000% € European Medium Term Note 2023	London Stock Exchange	(443)	–

0.534% US$ Medium Term Note 2023	New York Stock Exchange	(1,038)	–

Lease liabilities		(167)	(203)

		(3,952)	(3,601)

Long-term borrowings:

2.800% US$ US Medium Term Note 2023	New York Stock Exchange	–	(926)

0.125% € Euro Medium Term Note 2023	London Stock Exchange	–	(629)

3.375% US$ US Medium Term Note 2023	New York Stock Exchange	–	(925)

0.000% US$ US Medium Term Note 2023	New York Stock Exchange	–	(204)

0.000% € Euro Medium Term Note 2023	London Stock Exchange	–	(420)

0.534% US$ US Medium Term Note 2023	New York Stock Exchange	–	(926)

3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(829)	(739)

1.375% € Euro Medium Term Note 2024	London Stock Exchange	(884)	(836)

4.000% € Euro Medium Term Note 2025	London Stock Exchange	(663)	(627)

3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(827)	(738)

1.000% € Euro Medium Term Note 2026	London Stock Exchange	(620)	(587)

1.250% € Euro Medium Term Note 2026	London Stock Exchange	(885)	(838)

3.000% € Euro Medium Term Note 2027	London Stock Exchange	(442)	–

3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(306)	(595)

3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,450)	(1,294)

1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(744)	(743)

3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(822)	(733)

1.375% € Euro Medium Term Note 2029	London Stock Exchange	(441)	(418)

1.750% € Euro Medium Term Note 2030	London Stock Exchange	(663)	(628)

3.125% € Euro Medium Term Note 2032	London Stock Exchange	(616)	–

5.250% £ Euro Medium Term Note 2033 (1)	London Stock Exchange	(640)	(984)

5.375% US$ US Medium Term Note 2034	London Stock Exchange	(412)	(368)

1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(744)	(744)

6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,264)	(2,022)

6.375% £ Euro Medium Term Note 2039 (1)	London Stock Exchange	(695)	(695)

5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(987)

4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(408)	(364)

4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(789)

Other long-term borrowings		(1)	(1)

Lease liabilities		(841)	(812)

		(17,035)	(20,572)

Net debt		(17,197)	(19,838)

(1)	Partially purchased and cancelled on 13 February 2023.
Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2022, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2022 was approximately 0.1% (2021: approximately 0.1%). Liquid investment balances at 31 December 2022 earning interest at floating rates amount to £67 million (2021: £2 million). Liquid investment balances at 31 December 2022 earning interest at fixed rates amount to £nil (2021: £59 million).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2022 was approximately 3.1% (2021: approximately 0.6%). Cash and cash equivalents at 31 December 2022 earning interest at floating and fixed rates amounted to £3,441 million and £10 million respectively (2021: £3,906 million and £39 million) and non-interest
bearing holdings amounted to £272 million (2021: £329 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 44, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£8.3 billion) US commercial paper programme, of which $900 million (£748 million) was in issue at 31 December 2022 (2021: $nil). GSK has a £5 billion Euro commercial paper programme, of which
€
500 million (£443 million) was in issue at 31 December 2022 (2021:
€
300 million (£252 million)). In February 2022 GSK cancelled the £1.9 billion three year and $2.5 billion (£2.1 billion) 364 day committed facilities and replaced them with new revolving credit facilities of equivalent size with maturities in September 2025 and September 2023 respectively. Post separation of the Consumer Healthcare business these facilities were reduced to £1.6 billion and $2.2 billion (£1.8 billion) respectively.
The weighted average interest rate on commercial paper borrowings at 31 December 2022 was 3.5% (2021:
-0.5%).
The weighted average interest rate on current bank loans and overdrafts at 31 December 2022 was 7.8% (2021: 7.9%).
The average effective
pre-swap
interest rate of notes classified as short-term at 31 December 2022 was 0.4% (2021: 3.0%).
Long-term borrowings
At the
year-end,
GSK had long-term borrowings of £17.0 billion (2021: £20.6 billion), of which £11.1 billion (2021: £11.7 billion) fell due in more than five years.
During 2022, three bonds were repaid earlier than original maturity, those being the 2.800% US$ US Medium Term Note 2023, the 3.375% US$ US Medium Term Note 2023 and the 0.000% US$ US Medium Term Note 2023. Also, during 2022 GSK undertook a tender on outstanding Sterling Notes, repaying face values of £292 million on the 3.375% £ Euro Medium Term Note 2027, £350 million on the 5.250% £ Euro Medium Term Note 2033, £522 million on the 5.250% £ Euro Medium Term Note 2042 and £429 million on the 4.250% £ Euro Medium Term Note 2045.
The average effective
pre-swap
interest rate of all notes in issue at 31 December 2022 was approximately 3.5% (2021: approximately 3.3%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.4% and 6.4%, with repayment dates ranging from 2027 to 2045.
Both effective rates exclude the impact of
one-off
premiums associated with the early repayment of the Sterling Notes.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $56 million (£47 million), (2021: $56 million (£42 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 32, ‘Other provisions’.
Lease liabilities
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2022 £m	2021 £m

Rental payments due within one year	167	203

Rental payments due between one and two years	201	185

Rental payments due between two and three years	127	120

Rental payments due between three and four years	97	93

Rental payments due between four and five years	80	73

Rental payments due after five years	336	341

Total lease liabilities	1,008	1,015